Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net income (loss)	$ 2,356,438	$ 813,455	$ (311,004)
Net loss from discontinued operations	51,352	263,847	92,725
Net income (loss) from continuing operations	2,407,790	1,077,302	(218,279)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Changes in allowances - accounts receivables	(116,862)	115,712
Changes in allowances - advances to suppliers	(758,232)	702,486
Changes in allowances - inventories	(19,323)	17,902
Depreciation and amortization	68,418	65,232	36,522
Non-cash lease expenses	91,573	17,437
Gain from disposal of property and equipment	(55,801)
Accrued interest expense for convertible notes		135,867	1,087,774
Amortization of deferred financing costs		1,093,440	2,113,492
Share-based compensation	1,260,674
Changes in operating assets and liabilities:
Accounts receivables	(13,040,158)	3,929,713	(6,058,202)
Advances to suppliers	(40,989,649)	(9,115,037)	(8,685,398)
Inventory, net	(1,212,031)	380,175	(118,874)
Other current assets	(258,117)	54,749	(51,300)
Accounts payable	26,404	(84,425)	(108,022)
Operating lease liabilities	(75,879)	(46,082)
Other current liabilities	(559,915)	(172,089)	605,480
Net cash used in operating activities from continuing operations	(53,231,108)	(1,827,618)	(11,396,807)
Net cash provided by operating activities from discontinued operations	324,095	211,195	623,520
Net cash used in operating activities	(52,907,013)	(1,616,423)	(10,773,287)
Cash flows from investing activities
Purchases of property, plant and equipment	(4,686)		(13,297)
Purchases of intangible assets	(1,363)	(82,195)	(43,124)
Short-term deposits	(2,772,430)
Advances to a third party	(107,817)
Prepayment for investment in a subsidiary	(9,241,432)
Net cash used in investing activities from continuing operations	(12,127,728)	(82,195)	(56,421)
Net cash used in investing activities from discontinued operations	(130,492)	(165,045)	(38,484)
Net cash used in investing activities	(12,258,220)	(247,240)	(94,905)
Cash flows from financing activities
Gross proceeds from capital contribution		428,100
Gross proceeds from bank acceptance notes payable		3,139,400
Repayment of bank acceptance notes payable	(3,388,525)
Payments of deferred financing costs			(716,318)
Gross proceeds from issuance of convertible note			7,500,000
Net proceeds from stock issuance	126,010,538
Proceeds from warrant exercised for cash	19,050
Borrowings from bank loans	2,310,358	570,800
Repayments of bank loans	(628,931)
Repayment of advances from related parties	2,147,199	938,071	87,800
Proceeds from advances from related parties	489,997
Net cash provided by financing activities from continuing operations	122,665,288	3,200,229	6,695,882
Net cash (used by) provided by financing activities from discontinued operations	(252,488)	1,416	(639,842)
Net cash provided by financing activities	122,412,800	3,201,645	6,056,040
Effect of exchange rate changes on cash and restricted cash	(150,204)	73,354	40,802
Net increase (decrease) in cash and restricted cash	57,097,363	1,411,336	(4,771,350)
Cash and restricted cash, end of year	59,262,514	2,165,151	753,815	$ 5,525,165
Less: Cash from discontinued operations	(10,610)	(66,245)	(16,437)	(71,938)
Cash and restricted cash from continuing operations	2,165,151	753,815	5,525,165
Reconciliation of cash and restricted cash
Cash	481,906	118,688	4,853,227
Restricted cash	1,617,000	618,690	600,000
Cash and restricted cash from continuing operations	59,251,904	2,098,906	737,378	5,453,227
Cash from discontinued operations	10,610	66,245	16,437	71,938
Cash and restricted cash, beginning of year	2,165,151	753,815	5,525,165
Cash and restricted cash, end of year	59,262,514	2,165,151	753,815	$ 5,525,165
Supplemental disclosure information:
Income taxes paid	22,100	29,771	13,777
Interest paid	116,700	87,249	118,237
Non-cash financing activities
Right of use assets obtained in exchange for operating lease obligations	$ 593,457	827,118
Conversion of notes to nil, 7,927,846 and 657,858 shares of common stock, respectively		4,580,289	1,950,092
Accrued interest for convertible notes		$ 135,867	1,087,774
Repayment of convertible notes by a related party on behalf of the Company			$ 2,617,882